OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Receivables [Line Items]
Contract deposits	$ 14,442	$ 1,700,339
Advances to employees	343	9,234
Others	75,297	681,423
Other receivables	90,082	2,390,996
Less: allowance for doubtful accounts	(562)	(2,323,937)	$ (2,423,770)
Net other receivables	89,520	67,059
Less: other receivables, net, held for discontinued operations	0	(6,057)
Other receivables, net, held for continuing operations	$ 89,520	$ 61,002